Investment Risks	May 23, 2025
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | OptionsRiskMember
Prospectus Line Items
Risk [Text Block]	Options Risk. The fund may purchase or write (i.e., sell) put and call options. Under certain circumstances, the fund may be required to buy or sell the underlying reference at a disadvantageous price, resulting in a loss. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with purchasing and writing options may impact the fund's returns.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | ShortSalesAndLeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. The fund's use of futures, forwards, options, swaps, and other derivative instruments may result in losses. The value of these derivative instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments and may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the fund. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Moreover, a relatively small price movement in a derivative contract may result in substantial losses to the fund, exceeding the amount of the margin paid. The use of derivatives can increase the fund's risk exposure to underlying assets and their attendant risks, while also exposing the fund to the risk of mispricing or other improper valuation and the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | MergerArbitrageStrategyMember
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Risk [Text Block]	Merger Arbitrage Strategy. Merger arbitrage involves investing in equity securities and equity-related derivative instruments of companies that are or may be involved in a Merger Transaction. If the proposed merger appears likely not to be consummated, is delayed, or fails to be completed, the market price of the target company will usually decline sharply, resulting in loss. Every Merger Transaction is subject to unique risks, including the risk of the Merger Transaction failing as a result of timing risk, regulatory risk, deal financing risk, shareholder approval risk, or for other reasons. In addition, the relationship between the securities in which investment positions are taken may change in an adverse or unanticipated manner.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | SwapsRiskMember
Prospectus Line Items
Risk [Text Block]	Swaps Risk. The fund may invest in excess return and total return swaps. Swaps may be difficult to value and may be illiquid. The fund could experience losses if the underlying asset or reference does not perform as anticipated. Certain swaps have the potential for unlimited losses, regardless of the size of the initial investment.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | SpecialPurposeAcquisitionCompaniesRiskSpacRiskMember
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Risk [Text Block]	Special Purpose Acquisition Companies Risk (SPAC Risk). Because SPACs do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (ii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (iii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time; (iv) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest's intrinsic value; (v) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (vi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (vii) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (viii) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; and (ix) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction.
FidelitySAIMergerArbitrageFund-PRO | Fidelity SAI Merger Arbitrage Fund | InvestingInExchangeTradedFundsEtfsAndEtnsMember
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Risk [Text Block]	Investing in Exchange Traded Funds (ETFs) and ETNs. ETFs and ETNs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | SubsidiaryRiskMember
Prospectus Line Items
Risk [Text Block]	Subsidiary Risk. Investment in Fidelity SAI Managed Futures Fund Cayman Ltd, an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. In making investment allocation decisions, the Adviser utilizes quantitative models that may be proprietary or developed by third parties. These models are used by the Adviser to determine the fund's target asset allocation. The fund's investment models used in making investment allocation decisions may not adequately consider certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of your investment. There can be no assurance that the models used by the Adviser will remain viable, due to various factors, which may include the quality of the data input into the models and the assumptions underlying such models, which to varying degrees involve the exercise of judgment, as well as the possibility of errors in constructing or using the model.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | ShortSalesAndLeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. The fund's use of futures, forward contracts, options, swaps, and other derivative instruments may result in losses. The value of these derivative instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments and may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the fund. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Moreover, a relatively small price movement in a derivative contract may result in substantial losses to the fund, exceeding the amount of the margin paid. The use of derivatives can increase the fund's risk exposure to underlying assets and their attendant risks, while also exposing the fund to the risk of mispricing or other improper valuation and the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | CommodityLinkedInvestingMember
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Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelitySAIManagedFuturesFund-PRO | Fidelity SAI Managed Futures Fund | SwapsRiskMember
Prospectus Line Items
Risk [Text Block]	Swaps Risk. The fund may invest in excess return and total return swaps. Swaps may be difficult to value and may be illiquid. The fund could experience losses if the underlying asset or reference does not perform as anticipated. Certain swaps have the potential for unlimited losses, regardless of the size of the initial investment.